Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 46,806	$ 60,958	$ 63,668
Cost of revenues	(37,043)	(48,506)	(57,824)
Gross profit	9,763	12,452	5,844
Operating expenses:
Research and development	(4,242)	(6,601)	(8,084)
Selling and marketing	(1,253)	(4,259)	(1,331)
General and administrative	(3,885)	(3,733)	(7,040)
Bad debt expenses	(4,493)	(1,282)	(1,063)
Impairment of long-lived assets	(1,750)	0	0
Total operating expenses	(15,623)	(15,875)	(17,518)
Government subsidy income	209	20	162
Other operating loss			(132)
Other operating income-net gain from the sale of real estate		14,939
(Loss) income from operations	(5,651)	11,536	(11,644)
Interest expense (including amortization of deferred financing costs of $263, $387 and $78 for the years ended December 31, 2015, 2016 and 2017, respectively)	(1,913)	(1,697)	(1,365)
Interest income	27	65	412
Other income (loss), net	(8)	84	110
Change in fair value of put option	(6,510)	(210)	(210)
(Loss) income before income taxes	(14,055)	9,778	(12,697)
Income tax expenses			(996)
Net (loss) income from continuing operations	(14,055)	9,778	(13,693)
Net income and gain from discontinued operations	3,837	381	596
Net (loss) income	(10,218)	10,159	(13,097)
Less: Net (loss) income attributable to noncontrolling interests	(886)	27	(292)
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	$ (9,332)	$ 10,132	$ (12,805)
Net (loss) income per share attributable to China Techfaith Wireless Communication Technology Limited-Basic and Diluted:
Continuing operations	$ (0.01)	$ 0.01	$ (0.02)
Discontinued operations	0.00	0.00	0.00
Net (loss) income per share attributable to China Techfaith Wireless Communication Technology Limited	$ (0.01)	$ 0.01	$ (0.02)
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	794,003,193
Diluted	794,003,193	794,003,193	794,003,193
Other comprehensive (loss) income
Net (loss) income	$ (10,218)	$ 10,159	$ (13,097)
Foreign currency translation adjustment	16,531	(21,134)	(13,695)
Comprehensive (loss) income	6,313	(10,975)	(26,792)
Less: Comprehensive loss (income) attributable to noncontrolling interests	684	(1,688)	(1,497)
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	5,629	(9,287)	(25,295)
Third Parties
Revenues	44,254	53,982	57,999
Cost of revenues	(35,822)	(44,001)	(54,635)
Related Parties
Revenues	190	3,649	2,195
Cost of revenues	(149)	(3,417)	(2,167)
Real Estate
Revenues	2,362	3,327	3,474
Cost of revenues	$ (1,072)	$ (1,088)	$ (1,022)